(ICON)

Prudential
Pacific
Growth
Fund, Inc.

ANNUAL
REPORT
Oct. 31, 1997

(LOGO)

Prudential Pacific Growth Fund, Inc.

Performance At A Glance.
The past year was particularly difficult for dollar-based investors in the
Pacific, with negative 12-month returns in all countries except China. Stocks and currencies both came under pressure.
Prudential Pacific Growth Fund shares
declined more than the average Pacific fund, as measured by Lipper Analytical
Services, because we held less in Japan, which fared better than most of the Pacific. Moreover, our holdings in Japan focused on companies serving the domestic market, which failed to recover, instead of the better-performing export-oriented companies.

Cumulative Total Returns1
As of 10/31/97

                               One
Five           Since
                               Year
Years        Inception2
Class A                      -21.32%
21.50%          29.39%
Class B                      -21.84
17.28           24.66
Class C                      -21.84
N/A            -26.44
Class Z                      -21.02
N/A            -24.26
Lipper Pacific Fund Avg3     -18.52
29.45           ***

Average Annual Total Returns1
As of 9/30/97

                            One
Five           Since
                            Year
Years        Inception2
Class A                    -13.57%
7.11%           7.35%
Class B                    -14.56
7.31            7.51
Class C                    -10.56
N/A            -4.48
Class Z                     -8.75
N/A            -7.14

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual returns do take into
account applicable sales charges. The
Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six years, for Class B shares. Class C shares have a 1% CDSC for one year.
Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee.

2 Inception dates: Class A and Class B:
7/24/92; Class C: 8/1/94; Class Z:
3/1/96.

3 The Lipper Pacific Fund average includes 41 funds for one year and 14 for five years.

***Lipper Since Inception returns are Class A and Class B, 35.42%; Class C,
-21.77%; and Class Z, -19.95%.

How Investments Compared.
    (As of 10/31/97)
        (GRAPH)
Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the
reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Steve Auth, Toru Komatsu, and Dave Descalzi
Portfolio Managers
(PHOTO)

Portfolio
Managers' Report
The Prudential Pacific Growth Fund invests primarily in stocks of companies in the Pacific Basin, selecting a diversified portfolio aimed at long-term growth of capital. The Fund is subject to all of the risks associated with foreign investing, including currency, political and social risks and potential illiquidity. There can be no assurance that the Fund will achieve its investment objective.

Our New Team.
In October, a team consisting of Steve Auth, Toru Komatsu and Dave Descalzi, assumed management of the Prudential Pacific
Growth Fund. Steve, head of
Prudential's global equity group, designs overall portfolio strategy. Toru and
Dave lead teams in Tokyo and Hong Kong,
respectively. With portfolio management
closer to the Pacific markets, we expect to react more quickly to changing local conditions and to find opportunities that may be less visible.

Strategy Session.
---------------------------------------------
----------------------------------
In recent years, investors have been,
perhaps, too enthusiastic about the
Pacific Region. Emerging markets were
receiving money too easily to ensure wise investment; Japanese brand-name stocks were expensive. We are now in the midst of a major market and economic correction.

Japan. We had less invested in Japan than the size of their stock market would warrant. Moreover, in the first quarter of 1997 we shifted our focus to less-expensive companies that were positioned to benefit should the consumer sector recover. Both of these moves hurt us.
The best performing stocks, after
the investor panic that swept the region, were the Japanese exporters.

We have reduced our Japanese investments further and are holding more cash because of the current uncertainty throughout the region. We've also partially hedged our exposure to a decline in the value of the yen against the U.S.
dollar. The companies we are buying have profitable global businesses, such as magnetic tape and disks for TDK, synthetic fiber and plastics for Toray, and optical office, camera and video products for Canon.

Pacific Basin and South Asia. We are
maintaining a defensive position elsewhere in the Pacific as well. The region has become accustomed to such rapid economic growth that even a slowdown to moderate rates is politically painful. Some economies may even contract during this period of economic restructuring. We will begin investing slowly in the areas that we believe are likely to recover most quickly.

For example, we added to our Hong Kong
industrial holdings. These companies,
such as Wong's International, have excellent management and strong export competitiveness. We are also buying Hong Kong
Telecom, which not only has
prospective earnings growth of 10% to 15% a year and a healthy dividend yield, but also boasts substantial cash holdings.

      Portfolio Composition.
Sectors expressed as a percentage of
    net assets as of 10/31/97.
            (GRAPH)

What Went Well.
---------------------------------------------
----
In a year when no stock market in the Pacific rose except China, we generally avoided the worst performing markets. We had not been caught up in the overenthusiastic investment binge that allowed the excesses in Southeast Asia.

Some of our largest individual holdings were in Hong Kong and Australia. They performed quite well, some reporting excellent returns. For example, HSBC is a Hong Kong-based bank that is among our 10 largest holdings. It derives almost half of its income from outside of Asia, primarily the U.K. and the U.S. Our two largest holdings are Australian firms, Publishing & Broadcasting and
Brambles Industries. Both helped offset the weak performance elsewhere.

And Not So Well.
---------------------------------------------
----
Our move last spring from Japanese exporters was premature -- they were the strongest stocks this year. Moreover, we severely underestimated the impact of the increase in the Japanese consumption tax.
Although investors generally were
slow to appreciate how Japanese consumers would react to the increase, our relative performance suffered. The stocks we bought were inexpensive and well positioned to benefit from long overdue changes in Japan's economy, but those changes remain overdue. And we do not see any events that will trigger them.
We sold those holdings.

Five Largest Holdings.
5.3%  Publishing &
      Broadcasting, Ltd.
      Broadcasting & Publishing

4.3%  Brambles Industries, Ltd.
      Business & Public Services

3.7%  Hutchison Whampoa, Ltd.
      Multi-Industry

3.5%  Daibiru
      Property Investment

3.3%  Aoyama Trading
      Retail

Expressed as a percentage of net assetsas of 10/31/97.

Looking Ahead.
---------------------------------------------
----
As markets throughout the region are
declining indiscriminately, we will focus on those that are relatively buffered from the excesses of Southeast Asia, such as Hong Kong, Australia and India.
India has a large economy that has
been sheltered from world competition, but which is opening up. That suggests that there will be more opportunities for growth investment.

Longer term, the turmoil has pushed many countries to policies aimed at more open markets and more tempered growth. Japan is beginning financial reforms that can unlock for shareholders value that has stagnated on corporate balance sheets. Stock prices throughout the region have dropped to reasonable, if not yet inexpensive, levels. Although the risk/reward ratio is much more favorable than it had been, we are proceeding with caution.

An interview with Portfolio Manager Steve
Auth.
---------------------------------------------
----------------------------------
Q. How and why is our portfolio management changing?
A. My team has been managing global
investments in growth-oriented companies for Prudential and for its institutional clients. We had investment professionals based in Tokyo and Hong Kong.
Now the Prudential Pacific Growth
Fund takes better advantage of these on-site resources. We begin with three-year, company-by-company earnings projections. We use these, together with an analysis of the broader influences on each country, to develop country allocations. Our local teams have primary responsibility for selecting stocks for the funds allocated to their regions. We believe that their local presence gives us an advantage in reacting quickly to overseas market forces.

Q. This occurred at a critical time. What happened in Pacific Region markets this year?
A. Let's begin with Japan. Japan had been in an economic slump and was showing signs of faster growth early in our reporting period. However, in April the
Japanese government increased a tax on
consumer purchases to 5% from 3%,
putting the brakes on recovery.

In Southeast Asia, economic growth had been very rapid, but at the cost of lax lending, investment and economic policies.
Many of the disclosure requirements
and safeguards that we are accustomed to in developed markets weren't there.
When Thailand had difficulty raising foreign currencies for its debts, investors rapidly withdrew from the entire area. Currency and stock markets both fell. The panic even affected Hong Kong, which had much sounder practices.
Since the region is a major market for
Australia, New Zealand and Japan, they
also were affected. And although the South
Korean economy is much larger than
those in Southeast Asia, it had similar
problems of nontransparent markets and
overinvestment.

Q. What are we doing in response?
A. We sold about $25 million of our Japanese holdings, in anticipation of further weakness, and have used the brief market rallies since October to lighten up further. We refocused our Japanese investments to areas where we foresee stronger growth despite weak domestic economies, such as exporters and smaller companies in emerging new industries.
We also hedged about half our
currency exposure to the yen and increased our cash holdings to 18% of assets.

Q. What do we think the prospects for the Pacific are now?
A. The road is going to be bumpy. However, this crisis has forced countries in the area to address long-standing inefficiencies and it does not reduce their natural strengths: large, growing, hard -- working, well -- educated populations with very high savings rates.
They are likely to emerge much
stronger. Although we will maintain a
defensive portfolio -- a high cash
position and a focus on companies that are less affected by local conditions -- our onsite teams are constantly watching for signs of an economic bottom and for catalysts that will trigger a growth revival. We think we are well positioned to pounce on the buying opportunities we expect to become available over the next three to six months.

President's Letter
December 18, 1997
---------------------------------------------
----------------------------------
(PICTURE)
                          It Was Another Good
Year.

Dear Shareholder:
By many measures 1997 was another good year for investors. The economy continued its sixth straight year of moderate growth. Inflation remained subdued and unemployment fell to record lows.
Thanks to this favorable
environment, the stock market posted its third year of double-digit returns while bond values rose as yields declined to five-year lows.

There were periods of uncertainty, of course.
The financial markets declined
significantly three times during the year.
Yet following each episode the
markets rebounded as investors took advantage of buying opportunities. That is very important because it shows that investors today are not easily swayed by temporary setbacks -- they choose to stay the course and are investing for the long term.

As we begin a new year, here are a few
thoughts to help guide your investment
decisions:

- Keep your investment expectations
realistic. Seasoned investors know that
financial markets rise and fall -- as will the value of their holdings. Over time, however, stocks have been shown to produce very attractive returns. In fact, the S&P 500 rose more than 280% from the time of the last major market decline (October 31, 1987) through December
31, 1996, according to Lipper
Analytical Services.

- Don't make rash decisions. If you have an investment plan, stick to it. (If you don't have one, see your Prudential
Financial Professional.) While past
performance is not indicative of future
results, many investors have profited
by the long-term growth prospects of stocks and income producing potential of bonds.

- Review your portfolio. Sit down with your Prudential Securities Financial
Advisor or Pruco Securities Registered
Representative today. Your Prudential
professional can advise you on financial strategies and explain important new developments, such as the federal Taxpayer
Relief Act of 1997, which may change
the way you save for college, a retirement nest egg or other long-term financial goal.

Thank you for your continued confidence in Prudential Mutual Funds & Annuities.
In 1998, we'll do everything we can to keep you informed and earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities

Portfolio of Investments as of
October 31, 1997
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Shares      Description
Value (Note 1)
---------------------------------------------
---------------
EQUITIES & EQUIVALENTS--81.3%
COMMON STOCKS--81.2%
---------------------------------------------
---------------
Australia--13.9%
  242,800   Australia & New Zealand Banking
               Group, Ltd. (Commercial
Banking)    $   1,687,087
  420,100   Brambles Industries, Ltd.
               (Business & Public Services)
8,045,040
1,716,600   Publishing & Broadcasting, Ltd.
               (Broadcasting & Publishing)
9,919,735
3,668,800   Sea World Property Trust, Ltd.
               (Leisure & Tourism)
2,955,282
  629,800   Western Mining Corp. Holdings,
Ltd.
               (Mineral Resources)
2,227,774
  193,600   Westpac Banking Corp.
               (Commercial Banking)
1,122,827

-------------

25,957,745
---------------------------------------------
---------------
Hong Kong--13.0%
  320,600   Guoco Group, Ltd. (Banking)
700,924
1,291,666   Hong Kong & Shanghai Hotels, Ltd.
               (Leisure & Tourism)
1,152,975
  202,004   HSBC Holdings, Plc. (Banking)
4,573,182
6,763,700   Hung Hing Printing Group, Ltd.
               (Forest Products & Paper)
3,018,728
1,007,600   Hutchison Whampoa, Ltd.
               (Multi-Industry)
6,973,687
  480,000   Innovative International
Holdings,
               Ltd. (Automotive Parts)
88,176
  519,900   New World Development Co., Ltd.
               (Property Development)
1,829,402
  190,000   QPL International Holdings, Ltd.
               (Electronic Components)
117,982
  422,900   Swire-Pacific, Ltd. 'A'
               (Diversified Industries)
2,259,479
  567,300   Television Broadcasts, Ltd.
               (Broadcasting & Publishing)
1,577,872
1,005,600   Wharf Holdings, Ltd.
               (Multi-Industry)
2,055,431
   78,000   Wong's International Holdings
               (Electronic Components)
19,777

-------------

24,367,615
India--2.4%
  102,150   Bajaj Auto Ltd. (GDR)
               (Automobiles & Auto Parts)
$   1,818,270
  258,440   Tata Engineering & Locomotive
Ltd.
               (GDR) (Automobiles & Trucks)
2,713,620

-------------

4,531,890
---------------------------------------------
---------------
Indonesia--0.6%
1,845,000   Lippo Securities (Financial
               Services)
191,921
  709,000   Matahari Putra Prima (Retail)
137,670
    1,000   Semen Gresik (Building Products)
971
  833,000   Telekomunikasi
(Telecommunications)          774,077

-------------

1,104,639
---------------------------------------------
---------------
Japan--44.8%
   39,200   Advantest Corp. (Electronic
               Components & Instruments)
3,245,195
  232,300   Aoyama Trading Co., Ltd. (Retail)
6,242,857
  140,000   Canon, Inc.
               (Office Equipment & Supplies)
3,401,281
  488,000   Chubu Steel Plate Co., Ltd.
(Steel)        1,238,373
  603,000   Daibiru Corp. (Property
Investment)        6,472,003
1,069,000   Daido Steel Co. (Steel)
2,152,409
  557,000   Daishi Bank, Ltd. (Commercial
               Banking)
2,289,359
   38,600   Daito Trust Construction Co.,
Ltd.
               (Real Estate)
343,639
  176,000   Hitachi Credit Corp. (Financial
               Services)
3,660,870
  135,000   Hitachi Maxell, Ltd.
(Audio/Visual)        3,010,234
  273,000   House Foods Corp. (Foods)
4,701,805
      400   Japan Associated Finance Co.
               (Financial Services)
18,970
  244,000   Kanamoto Co., Ltd.
               (Auto/Equipment Rental)
1,155,138
   56,700   Konaka Co., Ltd. (Retail)
330,227

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
October 31, 1997
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Shares      Description
Value (Note 1)
---------------------------------------------
---------------
Japan (cont'd)
  242,000   Kyosei Rentemu Co., Ltd.
               (Auto/Equipment Rental)
$   1,379,233
  188,000   Makita Corp. (Tools)
2,643,481
  464,000   Michinoku Bank, Ltd.
               (Commercial Banking)
2,895,416
   87,200   Namco, Ltd. (Recreation & Other
               Consumer Goods)
2,923,837
   27,400   Nichiei Co., Ltd.
               (Building Materials &
Components)       3,009,235
  390,000   Nippon Shokubai K. K. Co.
               (Chemicals)
2,397,953
      220   Nippon Telegraph & Telephone
Corp.
               (Telecommunications)
1,867,044
  174,000   Nishio Rent All Co.
               (Equipment Leasing/Rental)
1,650,387
       60   Nissen Co., Ltd. (Retail)
137
   78,000   Nomura Securities Co., Ltd.
               (Financial Services)
908,561
  115,000   Sankyo Co., Ltd.
               (Drugs & Medical Supplies)
3,798,569
  116,000   Sanyo Coca-Cola Bottling
(Beverages)       1,409,102
   53,000   Secom Co., Ltd.
               (Security/Investigation
Services)       3,430,735
  296,000   Seino Transportation Co., Ltd.
               (Trucking & Shipping)
2,561,278
  204,000   Shiseido Co., Ltd.
               (Cosmetics/Toiletries)
2,783,593
  350,000   Sintokogio (Machinery)
1,534,653
   41,000   TDK Corp. (Electronic Components)
3,404,443
  397,000   Tonami Transportation
               (Transportation)
1,063,599
  563,000   Toray Industries, Inc. (Textiles)
3,138,447
  167,100   Xebio Co., Ltd. (Retail)
2,697,179

-------------

83,759,242
---------------------------------------------
---------------
Malaysia--0.1%
  378,000   IJM Corporation Berhad
               (Construction)
202,893
---------------------------------------------
---------------
The Philippines--2.5%
6,028,300   C & P Homes, Inc.
               (Property Development)
451,909
  156,400   Philippine Long Distance
Telephone
               Co. (ADR) (Telephones)
3,792,700
8,156,200   Solid Group, Inc.
               (Electrical Equipment)
$     502,985

-------------

4,747,594
---------------------------------------------
---------------
Singapore--3.9%
  244,000   City Developments, Ltd.
               (Property Development)
1,022,152
   38,000   Elec & Eltek International Co.,
Ltd.
               (Electronics)
273,600
1,230,000   Hong Leong Finance, Ltd.
               (Financial Services)
1,678,515
1,159,750   Sembawang Maritime, Ltd.
               (Energy Equipment & Services)
2,973,906
  993,000   Wing Tai Holdings
               (Property Development)
1,260,552

-------------

7,208,725

-------------
            Total common stocks
               (cost $176,333,727)
151,880,343

-------------
Units
WARRANTS(a)--0.1%
---------------------------------------------
---------------
Hong Kong
  533,666   Hong Kong & Shanghai Hotels, Ltd.
               expiring Dec. '98 @ HKD13.79
               (Leisure & Tourism)
19,331
---------------------------------------------
---------------
Malaysia--0.1%
  895,375   Renong Berhad
               expiring Nov. '2000 @ MYR4.10
               (Multi-Industry)
160,198
---------------------------------------------
---------------
Singapore
  190,200   Hong Leong Finance, Ltd.
               expiring Nov. '98 @ SGD3.25
               (Financial Services)
12,072

-------------
            Total warrants
               (cost $314,170)
191,601

-------------
            Total long-term investments
               (cost $176,647,897)
152,071,944

-------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of
October 31, 1997
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Shares      Description
Value (Note 1)
---------------------------------------------
---------------
SHORT-TERM INVESTMENTS--4.3%
RIGHTS(a)--0.1%
---------------------------------------------
---------------
Indonesia--0.1%
3,532,000   Matahari Putra Prima
               expiring Dec. '97 (Retail)
$     195,950

-------------
Principal
Amount
(000)
---------------------------------------------
---------------
Repurchase Agreements--4.2%
   $7,887   Joint Repurchase Agreement
Account
               5.70%, 11/3/97
               (cost $7,887,000; Note 5)
7,887,000

-------------
            Total short-term investments
               (cost $7,887,000)
8,082,950

-------------
---------------------------------------------
---------------
Total Investments--85.6%
            (cost $184,534,897; Note 4)
160,154,894
            Other assets in excess of
               liabilities--14.4%
26,850,494

-------------
            Net Assets--100%
$ 187,005,388

-------------

-------------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.

The industry classification of portfolio holdings and other net assets in excess of liabilities shown as a percentage of net assets as of October 31, 1997 was as follows:

Broadcasting &
Publishing.............................
6.1%
Retail.......................................
 .........    5.1
Multi-
Industry.....................................
 ...    4.9
Business & Public
Services............................    4.3
Commercial
Banking....................................
4.3
Property
Investment...................................
3.5
Financial
Services....................................
3.5%
Banking......................................
 .........    2.8
Foods........................................
 .........    2.5
Property
Development..................................
2.4
Leisure &
Tourism.....................................
2.2
Drugs & Medical
Supplies..............................    2.0
Telephones...................................
 .........    2.0
Electronic
Components.................................
1.9
Security/Investigation
Services.......................    1.8
Office Equipment &
Supplies...........................    1.8
Steel........................................
 .........    1.8
Electronic Components &
Instruments...................    1.7
Textile......................................
 .........    1.7
Forest Products &
Paper...............................    1.6
Audio
Visual.......................................
 ...    1.6
Building Materials &
Components.......................    1.6
Energy Equipment &
Services...........................    1.6
Recreation & Other Consumer
Goods.....................    1.6
Cosmetics/Toiletries.........................
 .........    1.5
Automobile &
Trucks...................................
1.5
Tools........................................
 .........    1.4
Telecommunications...........................
 .........    1.4
Trucking &
Shipping...................................
1.4
Auto/Equipment
Rental.................................
1.4
Chemicals....................................
 .........    1.3
Diversified
Industries................................
1.2
Mineral
Resources....................................
 .    1.2
Automobile & Auto
Parts...............................    1.0
Equipment
Leasing/Rental..............................
0.9
Machinery....................................
 .........    0.8
Beverages....................................
 .........    0.8
Transportation...............................
 .........    0.6
Electrical
Equipment..................................
0.3
Real
Estate.......................................
 ....    0.2
Electronics..................................
 .........    0.1
Construction.................................
 .........    0.1
Other assets in excess of liabilities
(including Joint
  Repurchase
Agreement)...............................
18.6

-----

100.0%

-----

-----

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     6

Statement of Assets and Liabilities
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------

Assets
October 31, 1997
Investments, at value (cost
$184,534,897)................................
 .................................
$160,154,894
Foreign currency, at value (cost
$17,080,188).................................
 ............................
16,883,851
Cash.........................................
 .............................................
 ................              97,906
Receivable for investments
sold.........................................
 ..................................
9,271,798
Receivable for Fund shares
sold.........................................
 ..................................
1,848,883
Dividends and interest
receivable...................................
 ......................................
652,923
Forward currency contracts - amount
receivable from
counterparties...............................
 .........             251,553
Other
assets.......................................
 .............................................
 ..........              10,211

----------------
   Total
assets.......................................
 .............................................
 .......         189,172,019

----------------
Liabilities
Payable for Fund shares
reacquired...................................
 .....................................
1,161,201
Forward currency contracts - amount payable
to
counterparties...............................
 ..............             348,912
Accrued expenses and other
liabilities..................................
 ..................................
303,595
Distribution fee
payable......................................
 ............................................
137,982
Management fee
payable......................................
 .............................................
 .             137,354
Withholding taxes
payable......................................
 ...........................................
77,587

----------------
   Total
liabilities..................................
 .............................................
 .......           2,166,631

----------------
Net
Assets.......................................
 .............................................
 ............        $187,005,388

----------------

----------------
Net assets were comprised of:
   Common stock, at
par..........................................
 .........................................
$     15,710
   Paid-in capital in excess of
par..........................................
 .............................
194,419,122

----------------

194,434,832
   Undistributed net investment
income.......................................
 .............................
4,756,316
   Accumulated net realized gains on
investments and foreign currency
transactions........................
12,470,392
   Net unrealized depreciation on investments
and foreign
currencies...................................
 ...         (24,656,152)

----------------
Net assets, October 31,
1997.........................................
 .....................................
$187,005,388

----------------

----------------
Class A:
   Net asset value and redemption price per
share
      ($35,859,747 / 2,935,531 shares of
common stock issued and
outstanding).............................
$12.22
   Maximum sales charge (5.00% of offering
price).......................................
 ..................                 .64

----------------
   Maximum offering price to
public.......................................
 ................................
$12.86

----------------

----------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($128,693,566 / 10,935,656 shares of
common stock issued and
outstanding)...........................
$11.77

----------------

----------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($2,931,822 / 249,103 shares of common
stock issued and
outstanding)................................
$11.77

----------------

----------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($19,520,253 / 1,590,003 shares of
common stock issued and
outstanding).............................
$12.28

----------------

----------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL PACIFIC GROWTH FUND, INC.
Statement of Operations
---------------------------------------------
---------------

Year Ended
Net Investment Income (Loss)
October 31, 1997
Income
   Dividends (net of foreign withholding
taxes
      of
$557,755)............................     $
5,217,268
   Interest (net of foreign withholding taxes
      of
$840)................................
552,226

----------------
      Total
income............................
5,769,494

----------------
Expenses
   Management
fee.............................
2,676,801
   Distribution fee--Class
A..................          184,855
   Distribution fee--Class
B..................        2,444,629
   Distribution fee--Class
C..................           65,568
   Transfer agent's fees and
expenses.........          748,000
   Custodian's fees and
expenses..............          350,000
   Reports to
shareholders....................
195,000
   Registration
fees..........................
72,000
   Directors' fees and
expenses...............           38,000
   Audit
fees.................................
36,000
   Amortization of organizational
expense.....           28,932
   Legal fees and
expenses....................           15,000

Miscellaneous..............................
22,418

----------------
      Total operating
expenses................        6,877,203
   Interest expense (Note
6)..................          209,200

----------------
      Total
expenses..........................
7,086,403

----------------
Net investment income
(loss)..................       (1,316,909)

----------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions
Net realized gain on:
   Investment
transactions....................
17,785,951
   Foreign currency
transactions..............        2,011,675

----------------

19,797,626

----------------
Net change in unrealized appreciation
   (depreciation) on:

Investments................................
(55,735,254)
   Foreign
currencies.........................
(274,206)

----------------

(56,009,460)

----------------
Net loss on investments and foreign

currencies.................................
(36,211,834)

----------------
Net Decrease in Net Assets
Resulting from
Operations.....................
$(37,528,743)

----------------

----------------


PRUDENTIAL PACIFIC GROWTH FUND, INC.
Statement of Changes in Net Assets
---------------------------------------------
---------------

Increase (Decrease)                  Year
Ended October 31,
in Net Assets                        1997
1996
Operations
   Net investment income
      (loss).................  $
(1,316,909)   $      (962,383)
   Net realized gain on
      investment and foreign
      currency
      transactions...........
19,797,626         35,298,298
   Net change in unrealized
      appreciation
      (depreciation) on
      investments and foreign
      currencies.............
(56,009,460)       (17,921,964)
                               --------------
--    ---------------
   Net increase (decrease) in
      net assets resulting
      from operations........
(37,528,743)        16,413,951
                               --------------
--    ---------------
Dividends and distributions (Note 1)
   Distributions in excess of
      net investment income
      Class A................         --
(1,382,063)
      Class B................         --
(4,236,951)
      Class C................         --
(58,010)
      Class Z................         --
(3,873)
                               --------------
--    ---------------
                                      --
(5,680,897)
                               --------------
--    ---------------
   Distributions from net realized gains
      Class A................
(2,078,862)         --
      Class B................
(7,004,628)         --
      Class C................
(268,013)         --
      Class Z................
(775,335)         --
                               --------------
--    ---------------

(10,126,838)         --
                               --------------
--    ---------------
Fund share transactions (net
   of share conversions)
   (Note 7)
   Net proceeds from shares
      sold...................
2,461,825,495      2,354,962,543
   Net asset value of shares
      issued in reinvestment
      of distributions.......
9,110,015          5,385,091
   Cost of shares
      reacquired.............
(2,726,822,208)    (2,326,287,193)
                               --------------
--    ---------------
   Net increase (decrease) in
      net assets from Fund
      share transactions.....
(255,886,698)        34,060,441
                               --------------
--    ---------------
Total increase (decrease)....
(303,542,279)        44,793,495
Net Assets
Beginning of year............
490,547,667        445,754,172
                               --------------
--    ---------------
End of year..................  $
187,005,388    $   490,547,667
                               --------------
--    ---------------
                               --------------
--    ---------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     8

Notes to Financial Statements
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------
Prudential Pacific Growth Fund, Inc. (the
'Fund') is registered under the
Investment Company Act of 1940 as a
diversified, open-end management investment
company. The Fund was incorporated in
Maryland on August 14, 1991 and had no
operations other than the issuance of 5,000
shares each of Class A and Class B
common stock for $100,000 on May 6, 1992 to
Prudential Investments Fund
Management LLC ('PIFM'). The Fund commenced
investment operations on July 24,
1992. The investment objective of the Fund is
to seek long-term capital growth
by investing primarily in common stocks,
common stock equivalents and other
securities of companies doing business in or
domiciled in the Pacific Basin
region.
---------------------------------------------
---------------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Securities Valuation: Securities traded on an
exchange (whether domestic or
foreign) are valued at the last reported
sales price on the primary exchange on
which they are traded. Securities traded in
the over-the-counter market
(including securities listed on exchanges for
which a last sales price is not
available) are valued at the average of the
last reported bid and asked prices.
Any securities or other assets for which
current market quotations are not
readily available are valued at fair value as
determined in good faith under
procedures established by and under the
general supervision and responsibility
of the Fund's Board of Directors.
Short-term securities which mature in more
than 60 days are valued at current
market quotations. Short-term securities
which mature in 60 days or less are
valued at amortized cost.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that
its custodian or designated
subcustodians, as the case may be under
triparty repurchase agreements, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase
transaction including accrued interest.
If the seller defaults and the value of the
collateral declines or if bankruptcy
proceedings are commenced with respect to the
seller of the security,
realization of the collateral by the Fund may
be delayed or limited.
Foreign Currency Translation: The books and
records of the Fund are maintained
in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment securities,
other assets and liabilities--at the
closing rates of exchange;
(ii) purchases and sales of investment
securities, income and expenses--at the
rate of exchange prevailing on the respective
dates of such transactions.
Although the net assets of the Fund are
presented at the foreign exchange rates
and market values at the close of the fiscal
year, the Fund does not isolate
that portion of the results of operations
arising as a result of changes in the
foreign exchange rates from the fluctuations
arising from changes in the market
prices of securities held at the end of the
fiscal year. Similarly, the Fund
does not isolate the effect of changes in
foreign exchange rates from the
fluctuations arising from changes in the
market prices of long-term debt
securities sold during the fiscal year.
Accordingly, realized foreign currency
gains (losses) are included in the reported
net realized gains on investment
transactions.
Net realized gains or losses on foreign
currency transactions represent net
foreign exchange gains or losses from forward
currency contracts, disposition of
foreign currencies, currency gains or losses
realized between the trade and
settlement dates on security transactions,
and the difference between the
amounts of interest, dividends and foreign
taxes recorded on the Fund's books
and the U.S. dollar equivalent amounts
actually received or paid. Net currency
gains and losses from valuing foreign
currency denominated assets and
liabilities at fiscal year end exchange rates
are reflected as a component of
unrealized depreciation on investments and
foreign currencies.
Foreign security and currency transactions
may involve certain considerations
and risks not typically associated with those
of domestic origin as a result of,
among other factors, the possibility of
political and economic instability and
the level of governmental supervision and
regulation of foreign securities
markets.
Forward Currency Contracts: A forward
currency contract is a commitment to
purchase or sell a foreign currency at a
future date at a negotiated forward
rate. The Fund enters into forward currency
contracts in order to hedge its
exposure to changes in foreign currency
exchange rates on its foreign portfolio
holdings or on specific receivables and
payables denominated in a foreign
currency. The contracts are valued daily at
current exchange rates and any
unrealized gain or loss is included in net
unrealized appreciation or
depreciation on investments. Gain or loss is
realized on the settlement date of
the contract equal to the difference between
the settlement value of the
original and renegotiated forward contracts.
This gain or loss, if any, is
included in net realized gain (loss) on
foreign currency transactions. Risks may
arise upon entering into these contracts
---------------------------------------------
-----------------------------------
                                       9

Notes to Financial Statements
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------
from the potential inability of the
counterparties to meet the terms of their
contracts.
Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains
and losses from investment and
foreign currency transactions are calculated
on the identified cost basis.
Dividend income is recorded on the ex-
dividend date and interest income is
recorded on an accrual basis. Expenses are
recorded on the accrual basis which
may require the use of certain estimates by
management.
Net investment income or loss, other than
distribution fees, and unrealized and
realized gains or losses are allocated daily
to each class of shares of the Fund
based upon the relative proportion of net
assets of each class at the beginning
of the day.
Dividends and Distributions: The Fund expects
to pay dividends of net investment
income and distributions of net realized
capital and currency gains, if any,
annually. Dividends and distributions are
recorded on the ex-dividend date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ
from generally accepted accounting
principles due to timing differences
concerning recognition of income.
Taxes: It is the Fund's policy to meet the
requirements of the Internal Revenue
Code applicable to regulated investment
companies and to distribute all of its
taxable income to shareholders. Therefore, no
federal income tax provision is
required.
Withholding taxes on foreign dividends,
interest and capital gains have been
provided for in accordance with the Fund's
understanding of the applicable
country's tax rules and rates.
Deferred Organization Expenses: Approximately
$200,000 of organization and
initial registration costs were deferred and
amortized over the period of
benefit of 60 months from the date the Fund
commenced investment operations.
Reclassification of Capital Accounts: The
Fund accounts for and reports
distributions to shareholders in accordance
with the American Institute of
Certified Public Accountants' Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to increase undistributed
net investment income by
$6,073,225, increase paid-in capital in
excess of par by $1,319,749 and decrease
accumulated net realized gains by $7,392,974
for differences in the treatment
for book and tax purposes of certain
transactions involving foreign securities,
currencies and withholding taxes. Net
investment income, net realized gains and
net assets were not affected by this change.
---------------------------------------------
---------------
Note 2. Agreements
The Fund has a management agreement with
PIFM. Pursuant to this agreement, PIFM
has responsibility for all investment
advisory services and supervises the
subadviser's performance of such services.
PIFM has entered into a subadvisory
agreement with The Prudential Investment
Corporation ('PIC'); PIC furnishes
investment advisory services in connection
with the management of the Fund. PIFM
pays for the cost of the subadviser's
services, the compensation of officers of
the Fund, occupancy and certain clerical and
bookkeeping costs of the Fund. The
Fund bears all other costs and expenses.
The management fee paid PIFM is computed
daily and payable monthly at an annual
rate of .75 of 1% of the average daily net
assets of the Fund.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B, Class C and
Class Z shares. The Fund compensates PSI for
distributing and servicing the
Fund's Class A, Class B and Class C shares,
pursuant to plans of distribution,
(the 'Class A, B and C Plans'), regardless of
expenses actually incurred by PSI.
The distribution fees are accrued daily and
payable monthly. No distribution or
service fees are paid to PSI as distributor
of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the
Fund compensates PSI for
distribution-related activities at an annual
rate of up to .30 of 1%, 1% and 1%
of the average daily net assets of the Class
A, B and C shares, respectively.
Such expenses under the Class A, Class B and
Class C Plans were .25%, 1% and 1%,
respectively, of the average daily net assets
of the Class A, Class B and Class
C shares for the year ended October 31, 1997.
PSI has advised the Fund that it has received
approximately $75,000 in front-end
sales charges resulting from sales of Class A
shares during the year ended
October 31, 1997. From these fees, PSI paid
such sales charges to affiliated
broker-dealers, which in turn paid
commissions to salespersons and incurred
other distribution costs.
PSI has advised the Fund that for the year
ended October 31, 1997, it received
approximately $1,398,000 and $40,000 in
contingent deferred sales charges
imposed upon certain redemptions by Class B
and Class C shareholders,
respectively.
---------------------------------------------
-----------------------------------
                                       10

Notes to Financial Statements
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------
PSI, PIFM and PIC are (indirect) wholly-owned
subsidiaries of The Prudential
Insurance Company of America ('Prudential').
---------------------------------------------
---------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'),
a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During
the year ended October 31, 1997, the
Fund incurred fees of approximately $630,900
for the services of PMFS. As of
October 31, 1997, approximately $44,600 of
such fees were due to PMFS. Transfer
agent fees and expenses in the statement of
operations include certain
out-of-pocket expenses paid to non-
affiliates.
For the year ended October 31, 1997, PSI
earned approximately $4,500 in
brokerage commissions from portfolio
transactions executed on behalf of the
Fund.
---------------------------------------------
---------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended October 31, 1997 were $268,016,877 and $519,493,969, respectively.
At October 31, 1997, the Fund had outstanding forward currency contracts, both to purchase and sell foreign currencies, as follows:

                        Value at
Forward Currency     Settlement Date
Current
Purchase Contracts       Payable
Value      Depreciation
-------------------  ---------------   ------
-----   -------------
Japanese Yen,
  expiring
  4/14/98..........    $20,000,000
$19,861,965    $   (138,035)

                        Value at
Forward Currency     Settlement Date
Current     Appreciation
Sales Contracts        Receivable
Value      (Depreciation)
-------------------  ---------------   ------
-----   -------------
Hong Kong Dollars,
  expiring
  4/24/98..........    $ 2,794,612     $
2,827,673    $    (33,061)
Hong Kong Dollars,
  expiring
  4/27/98..........      2,756,745
2,826,180         (69,435)
Japanese Yen,
  expiring
  3/26-4/20/98.....     49,300,000
49,102,834         197,166
Japanese Yen,
  expiring
  4/3/98...........      8,000,000
8,053,994         (53,994)
                     ---------------   ------
-----   -------------
                       $62,851,357
$62,810,681    $     40,676
                     ---------------   ------
-----   -------------
                     ---------------   ------
-----   -------------

The United States federal income tax basis of
the Fund's investments is
substantially the same as for financial
reporting purposes and accordingly, as
of October 31, 1997, net unrealized
depreciation for federal income tax purposes
was $24,380,003 (gross unrealized
appreciation--$11,265,317; gross unrealized
depreciation--$35,645,320).
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated
registered investment companies, transfers
uninvested cash balances into a single joint
account, the daily aggregate
balance of which is invested in one or more
repurchase agreements collateralized
by U.S. Treasury or Federal agency
obligations. As of October 31, 1997, the Fund
had a 1.0% undivided interest in the
repurchase agreements in the joint account.
The undivided interest for the Fund
represented $7,887,000 in principal amount.
As of such date, each repurchase agreement in
the joint account and the value of
the collateral therefore was as follows:
Bear Stearns, 5.70%, in the principal amount
of $236,000,000, repurchase price
$236,112,100, due 11/3/97. The value of the
collateral including accrued
interest is $241,912,917.
Credit Suisse First Boston, 5.72%, in the
principal amount of $237,440,000,
repurchase price $237,553,180, due 11/3/97.
The value of the collateral
including accrued interest is $246,134,363.
Deutsche Morgan Grenfell, 5.70%, in the
principal amount of $236,000,000,
repurchase price $236,112,100, due 11/3/97.
The value of the collateral
including accrued interest is $240,720,618.
SBC Warburg, 5.66%, in the principal amount
of $92,714,000, repurchase price
$92,757,730, due 11/3/97. The value of the
collateral including accrued interest
is $94,588,984.
---------------------------------------------
---------------
Note 6. Borrowings
The Fund, along with other affiliated
registered investment companies (the
'Funds'), entered into a credit agreement
(the 'Agreement') on December 31, 1996
with an unaffiliated lender. The maximum
commitment under the Agreement is
$200,000,000. The Agreement expires on
December 30, 1997. Interest on any such
borrowings outstanding will be at market
rates. The purpose of the Agreement is
to serve as an alternative source of funding
for capital share redemptions. The
Funds pay a commitment fee at an annual rate
of .055 of 1% on the unused portion
of the credit facility. The commitment fee is
accrued and paid quarterly on a
pro-rata basis by the Funds.
The Fund utilized the line of credit during
the year ended October 31, 1997. The
average daily balance the Fund had
outstanding during the year was approximately
$9,302,256 at a weighted average interest
rate of approximately 5.86%.
---------------------------------------------
-----------------------------------
                                       11

Notes to Financial Statements
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------
Note 7. Capital
The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized 2 billion shares of common stock at $.001 par value per share divided into four classes, designated
Class A, Class B, Class C and Class
Z common stock each consisting of 500 million authorized shares. Of the
15,710,293 shares of common stock issued and outstanding at October 31, 1997,
Prudential Trust Company owned 602,943 shares of Class Z.
Transactions in shares of common stock for the year ended October 31, 1997 and 1996 were as follows:

Class A                              Shares
Amount
---------------------------------  ----------
-    ---------------
Year ended October 31, 1997:
Shares sold......................
81,011,975    $ 1,296,933,660
Shares issued in reinvestment of
  distributions..................
110,855          1,771,786
Shares reacquired................
(85,608,895)    (1,376,512,897)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding before
  conversion.....................
(4,486,065)       (77,807,451)
Shares issued upon conversion
  from Class B...................
261,162          4,152,328
                                   ----------
-    ---------------
Net decrease in shares
  outstanding....................
(4,224,903)   $   (73,655,123)
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Year ended October 31, 1996:
Shares sold......................
72,006,368    $ 1,167,807,248
Shares issued in reinvestment of
  distributions..................
81,750          1,304,673
Shares reacquired................
(69,901,383)    (1,140,331,551)
                                   ----------
-    ---------------
Class A                              Shares
Amount
---------------------------------  ----------
-    ---------------
Net increase in shares
  outstanding before
  conversion.....................
2,186,735         28,780,370
Shares issued upon conversion
  from Class B...................
414,180          6,572,012
Shares reacquired upon conversion
  into Class Z...................
(1,727,041)       (28,514,067)
                                   ----------
-    ---------------
Net increase in shares
  outstanding....................
873,874    $     6,838,315
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Class B
---------------------------------
Year ended October 31, 1997:
Shares sold......................
40,987,211    $   633,115,767
Shares issued in reinvestment of
  distributions..................
415,124          6,363,693
Shares reacquired................
(51,456,334)      (794,472,870)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding before
  conversion.....................
(10,053,999)      (154,993,410)
Shares reacquired upon conversion
  into Class A...................
(270,285)        (4,152,328)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding....................
(10,324,284)   $  (159,145,738)
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Year ended October 31, 1996:
Shares sold......................
53,304,965    $   842,080,515
Shares issued in reinvestment of
  distributions..................
258,053          4,020,465
Shares reacquired................
(54,287,368)      (859,471,344)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding before
  conversion.....................
(724,350)       (13,370,364)
Shares reacquired upon conversion
  into Class A...................
(402,952)        (6,572,012)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding....................
(1,127,302)   $   (19,942,376)
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Class C
---------------------------------
Year ended October 31, 1997:
Shares sold......................
26,331,596    $   408,638,884
Shares issued in reinvestment of
  distributions..................
12,995            199,203
Shares reacquired................
(26,898,046)      (419,221,061)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding....................
(553,455)   $   (10,382,974)
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Year ended October 31, 1996:
Shares sold......................
17,074,079    $   268,732,474
Shares issued in reinvestment of
  distributions..................
3,599             56,081
Shares reacquired................
(16,433,961)      (259,854,693)
                                   ----------
-    ---------------
Net increase in shares
  outstanding....................
643,717    $     8,933,862
                                   ----------
-    ---------------
                                   ----------
-    ---------------

---------------------------------------------
-----------------------------------
                                       12

Notes to Financial Statements
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------

Class Z                              Shares
Amount
---------------------------------  ----------
-    ---------------
Year ended October 31, 1997:
Shares sold......................
7,750,167    $   123,137,184
Shares issued in reinvestment of
  distributions..................
48,879            775,333
Shares reacquired................
(8,555,074)      (136,615,380)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding....................
(756,028)   $   (12,702,863)
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Class Z
---------------------------------
March 1, 1996(a) through
  October 31, 1996:
Shares sold......................
4,714,608    $    76,342,306
Shares issued in reinvestment of
  distributions..................
228              3,872
Shares reacquired................
(4,095,846)       (66,629,605)
                                   ----------
-    ---------------
Net increase in shares
  outstanding before
  conversion.....................
618,990          9,716,573
Shares issued upon conversion
  from Class A...................
1,727,041         28,514,067
                                   ----------
-    ---------------
Net increase in shares
  outstanding....................
2,346,031    $    38,230,640
                                   ----------
-    ---------------
                                   ----------
-    ---------------

---------------
(a) Commencement of offering of Class Z
shares.
---------------------------------------------
---------------
Note 8. Distributions
On December 10, 1997 the Board of Directors
of the Fund declared a dividend from
ordinary income of $0.40 from Class A, $0.29
from Class B and C and $0.44 from
Class Z and $0.845 from long-term capital
gains to Class A, B, C and Z
shareholders respectively, payable on
December 18, 1997 to shareholders of
record on December 15, 1997.
---------------------------------------------
-----------------------------------
                                       13

Financial Highlights
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------

Class A(a)

---------------------------------------------
------------

Year Ended October 31,

---------------------------------------------
------------

1997         1996         1995        1994
1993

-------     --------     --------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year...........................    $ 15.86
$  15.75     $  16.90     $ 16.10     $ 10.65

-------     --------     --------     -------
-------
Income from investment operations
Net investment income
(loss).................................
 .02          .07          .04        (.08)
(.01)
Net realized and unrealized gain (loss) on
investment and
   foreign currency
transactions.............................
(3.31)         .23        (1.09)       1.15
5.48

-------     --------     --------     -------
-------
   Total from investment
operations..........................
(3.29)         .30        (1.05)       1.07
5.47

-------     --------     --------     -------
-------
Less distributions
Distributions in excess of net investment
income.............         --         (.19)
--        (.06)       (.02)
Distributions from net realized
gains........................       (.35)
--         (.10)       (.21)         --

-------     --------     --------     -------
-------
   Total
distributions................................
 .......       (.35)        (.19)        (.10)
(.27)       (.02)

-------     --------     --------     -------
-------
Net asset value, end of
year.................................    $
12.22     $  15.86     $  15.75     $ 16.90
$ 16.10

-------     --------     --------     -------
-------

-------     --------     --------     -------
-------
TOTAL
RETURN(b)....................................
 ..........     (21.32)%       1.97%
(6.23)%      6.67%      51.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)................................
$35,860     $113,585     $ 98,998     $98,921
$64,353
Average net assets
(000).....................................
$73,942     $106,148     $101,920     $92,233
$26,264
Ratios to average net assets:
   Total
expenses.....................................
 .......       1.48%        1.37%        1.46%
1.57%       1.63%
   Operating expenses, including distribution
fees...........       1.42%        1.37%
1.46%       1.57%       1.63%
   Operating expenses, excluding distribution
fees...........       1.17%        1.12%
1.21%       1.33%       1.43%
   Net investment income
(loss)..............................
 .14%         .44%         .26%       (.50)%
(.04)%
For Class A, B, C and Z shares:
   Portfolio turnover
rate...................................
81%          91%          54%         56%
44%
   Average commission rate paid per
share....................    $ .0194     $
 .0209          N/A         N/A         N/A

---------------
(a) Calculated based upon weighted average
shares outstanding during the year.
(b) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     14

Financial Highlights
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------

Class B(a)

---------------------------------------------
----------------

Year Ended October 31,

---------------------------------------------
----------------

1997         1996          1995         1994
1993

--------     --------      --------     -----
---     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year...........................    $  15.40
$  15.38      $  16.62     $  15.94     $
10.63

--------     --------      --------     -----
---     --------
Income from investment operations
Net investment income
(loss).................................
(.09)        (.04)         (.08)        (.21)
(.10)
Net realized and unrealized gain (loss) on
investment and
   foreign currency
transactions.............................
(3.19)         .25         (1.06)        1.13
5.43

--------     --------      --------     -----
---     --------
   Total from investment
operations..........................
(3.28)         .21         (1.14)         .92
5.33

--------     --------      --------     -----
---     --------
Less distributions
Distributions in excess of net investment
income.............          --         (.19)
--         (.03)        (.02)
Distributions from net realized
gains........................        (.35)
--          (.10)        (.21)          --

--------     --------      --------     -----
---     --------
   Total
distributions................................
 .......        (.35)        (.19)
(.10)        (.24)        (.02)

--------     --------      --------     -----
---     --------
Net asset value, end of
year.................................    $
11.77     $  15.40      $  15.38     $  16.62
$  15.94

--------     --------      --------     -----
---     --------

--------     --------      --------     -----
---     --------
TOTAL
RETURN(b)....................................
 ..........      (21.84)%       1.36%
(6.82)%       5.79%       50.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)................................
$128,694     $327,315      $344,313
$459,949     $250,997
Average net assets
(000).....................................
$244,462     $357,548      $368,771
$404,506     $ 74,590
Ratios to average net assets:
   Total
expenses.....................................
 .......        2.23%        2.12%
2.21%        2.33%        2.37%
   Operating expenses, including distribution
fees...........        2.17%        2.12%
2.21%        2.33%        2.37%
   Operating expenses, excluding distribution
fees...........        1.17%        1.12%
1.21%        1.33%        1.37%
   Net investment income
(loss)..............................
(.61)%       (.25)%        (.55)%
(1.27)%       (.83)%

---------------
(a) Calculated based upon weighted average
shares outstanding during the year.
(b) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     15

Financial Highlights
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------

Class C(a)                       Class Z(a)

---------------------------------------------
----------

August 1,         Year

1994(d)         Ended

Year Ended October 31,           Through
October

-----------------------------     October 31,
31,

1997       1996        1995         1994
1997

------     -------     ------     -----------
----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................    $15.40
$ 15.38     $16.62       $ 16.68        $
15.89

------     -------     ------         -----
----------
Income from investment operations
Net investment income
(loss).................................
(.09)       (.04)      (.08)         (.06)
 .06
Net realized and unrealized gain (loss) on
investment and
   foreign currency
transactions.............................
(3.19)        .25      (1.06)           --
(3.32)

------     -------     ------         -----
----------
   Total from investment
operations..........................
(3.28)        .21      (1.14)         (.06)
(3.26)

------     -------     ------         -----
----------
Less distributions
Distributions in excess of net investment
income.............        --        (.19)
--            --              --
Distributions from net realized
gains........................      (.35)
--       (.10)           --            (.35)

------     -------     ------         -----
----------
   Total
distributions................................
 .......      (.35)       (.19)      (.10)
--            (.35)

------     -------     ------         -----
----------
Net asset value, end of
period...............................
$11.77     $ 15.40     $15.38       $ 16.62
$  12.28

------     -------     ------         -----
----------

------     -------     ------         -----
----------
TOTAL
RETURN(b)....................................
 ..........    (21.84)%      1.36%     (6.82)%
(.36)%        (21.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................    $2,932
$12,360     $2,443       $   718        $
19,520
Average net assets
(000).....................................
$6,557     $ 6,402     $1,624       $   458
$ 31,945
Ratios to average net assets:
   Total
expenses.....................................
 .......      2.23%       2.12%      2.21%
3.00%(c)        1.23%
   Operating expenses, including distribution
fees...........      2.17%       2.12%
2.21%         3.00%(c)        1.17%
   Operating expenses, excluding distribution
fees...........      1.17%       1.12%
1.21%         2.00%(c)        1.17%
   Net investment income
(loss)..............................
(.61)%      (.25)%     (.43)%
(1.64)%(c)        .39%


March 1,

1996(e)

Through

October 31,

1996

-----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................    $ 16.57

-----------
Income from investment operations
Net investment income
(loss).................................
 .11
Net realized and unrealized gain (loss) on
investment and
   foreign currency
transactions.............................
(.79)

-----------
   Total from investment
operations..........................
(.68)

-----------
Less distributions
Distributions in excess of net investment
income.............         --
Distributions from net realized
gains........................         --

-----------
   Total
distributions................................
 .......         --

-----------
Net asset value, end of
period...............................    $
15.89

-----------

-----------
TOTAL
RETURN(b)....................................
 ..........      (4.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................
$37,288
Average net assets
(000).....................................
$33,868
Ratios to average net assets:
   Total
expenses.....................................
 .......       1.12%(c)
   Operating expenses, including distribution
fees...........       1.12%(c)
   Operating expenses, excluding distribution
fees...........       1.12%(c)
   Net investment income
(loss)..............................
 .68%(c)

---------------
(a) Calculated based upon weighted average
shares outstanding during the period.
(b) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C
shares.
(e) Commencement of offering of Class Z
shares.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     16

Report of Independent Accountants
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------
To the Shareholders and Board of Directors of Prudential Pacific Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Pacific Growth Fund,
Inc. (the 'Fund') at October 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights
(hereafter referred to as 'financial
statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The accompanying statement of changes in net assets for the period ended October 31, 1996 and the financial highlights for each of the four periods in the period ended October
31, 1996 were audited by other
independent accountants, whose opinion dated
December 12, 1996 was unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
December 23, 1997
---------------------------------------------
-----------------------------------
                                       17

Change of Auditors
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------
   Effective March 1, 1997, Deloitte & Touche
LLP was terminated as the Fund's
auditors. For the years ended October 31, 1992 through October 31, 1996,
Deloitte & Touche LLP expressed an
unqualified opinion on the Fund's financial statements. There were no disagreements between Fund management and Deloitte &
Touche LLP prior to their termination. The
Board of Directors approved the
termination of Deloitte & Touche LLP and the appointment of Price Waterhouse LLP as the Fund's independent accountants.


Federal Income Tax Information
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
----------------------------------
We are required by the Internal Revenue Code
to advise you within 60 days of the
Fund's fiscal year end (October 31, 1997) as
to the federal tax status of
dividends paid by the Fund during such fiscal
year. Accordingly, we are advising
you that in the fiscal year ended October 31,
1997, the Fund paid long-term
capital gain distributions of $.348 per share
which are taxable as such.
We wish to advise you that the corporate
dividends received deduction for the
Fund is zero. Only funds that invest in U.S.
equity securities are entitled to
pass-through a corporate dividends received
deduction.
In January 1998, you will be advised on IRS
Form 1099 DIV, or substitute Form
1099, as to the federal tax status of the
distributions received by you in
calendar year 1997.
---------------------------------------------
-----------------------------------

Getting The Most From Your Prudential Mutual
Fund.
---------------------------------------------
----------------------------------
Change Your Mind.
You can exchange your shares in most
Prudential Mutual Funds for shares in
most other Prudential Mutual Funds, without
charges. This may be most helpful
if your investment needs change.
---------------------------------------------
----------------------------------
Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital gains
distributions automatically --
without charge.
---------------------------------------------
----------------------------------
Invest For Retirement.
There is no minimum investment for an IRA.
Plus, you defer taxes on your
investment earnings by investing in an IRA.

If you'd like, you can contribute up to
$2,000 a year in an IRA. And if you are
married and not covered by a retirement plan
at work, you and your spouse may
each contribute $2,000 a year to an IRA for a
total of $4,000.
---------------------------------------------
----------------------------------
Change Your Job.
You can take your pension with you. Use a
rollover IRA to manage your
company-sponsored retirement plan while
retaining the special tax-deferred
advantages.
---------------------------------------------
----------------------------------
Invest In Your Children.
There's no fee to open a custodial account
for a child's education or other
needs.
---------------------------------------------
----------------------------------
Take Income.
Would you like to receive monthly or
quarterly checks in any amount from your
fund account? Just let us know. We'll take
care of it. Of course, there are
minimum amounts. And shares redeemed may be
subject to tax, and Class B and C
shares may be subject to contingent deferred
sales charges. We'll gladly
answer your questions.
---------------------------------------------
----------------------------------
Keep Informed.
We want to keep you up-to-date. Of course, you receive account activity statements every quarter. But you also receive annual and semi-annual fund reports, as well as other important updates on events that affect your investments, including tax information.

This material is only authorized for
distribution when preceded or accompanied by a current prospectus. Read the prospectus carefully before you invest or send money.

Getting The Most From Your Prudential Mutual
Fund.
When you invest through Prudential Mutual
Funds, you receive financial advice
through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

---------------------------------------------
----------------------------------
There's No Reward Without Risk; But Is This
Risk Worth It?
Your financial advisor or registered
representative can help you match the
reward you seek with the risk you can
tolerate. And risk can be difficult to
gauge --sometimes even the simplest
investments bear surprising risks. The
educated investor knows that markets seldom
move in just one direction -- there
are times when a market sector or asset class
will lose value or provide little
in the way of total return. Managing your own
expectations is easier with help
from someone who understands the markets and
who knows you!
---------------------------------------------
----------------------------------
Keeping Up With The Joneses.
A financial advisor or registered
representative can help you wade through the
numerous mutual funds available to find the
ones that fit your own individual
investment profile and risk tolerance. While
the newspapers and popular
magazines are full of advice about investing,
they are aimed at generic groups
of people or representative individuals, not
at you personally. Your financial
advisor or registered representative will
review your investment objectives
with you. This means you can make financial
decisions based on the assets and
liabilities in your current portfolio and
your risk tolerance -- not just based
on the current investment fad.
---------------------------------------------
----------------------------------
Buy Low, Sell High.
Buying at the top of a market cycle and
selling at the bottom are among the
most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Comparing A $10,000 Investment.
--------------------------------------------
Prudential Pacific Growth Fund, Inc. vs. the
Morgan Stanley Capital International Pacific
Index:

- Prudential Pacific Growth Fund, Inc.

- MSCI Pacific Index

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.
The boxes on the top of the graphs
are designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in
accordance with SEC regulations. They
compare a $10,000 investment in the
Prudential Pacific Growth Fund (Class A,
Class B, Class C and Class Z) with a similar investment in the Morgan Stanley
Capital International Pacific Index by
portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of this reporting period (October
31), as measured on a quarterly
basis, beginning in 1992 for Class A shares and Class B shares, 1994 for Class
C shares and 1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial
$10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on October 31, 1997; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to
Class A shares, on a quarterly basis,
beginning approximately seven years after purchase. This conversion feature is not reflected in the graph.

The Morgan Stanley Capital International
Pacific Index is a weighted index
comprised of approximately 416 companies listed in the stock markets of Japan, Hong Kong, Singapore/Malaysia, Australia and
New Zealand. The Pacific Index is
an unmanaged index and includes the
reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the Pacific Index may differ substantially from the securities in the Fund. The Pacific Index is not the only index that may be used to characterize performance of stock funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Robert C. Rosselot, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad StreetNew York, NY 10004

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

743941106  MF157E
743941205  Cat. #444566S
743941304  743941403